Statements of Operations - USD ($)	1 Months Ended	3 Months Ended												10 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expenses:
General and administrative expenses	$ 0	$ (508,918)	$ (1,279,019)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1,279,019)	$ 0
Loss from operations		(508,918)				0								0	(1,279,019)	0
Other income (expense):
Interest income		18,917				0								0	78,624	0
Change in fair value of warrant derivative liability		11,210,000				0								0	(27,690,000)	0
Total other income (expense)		11,228,917				0								0	(27,611,376)	0
Income before taxes		10,719,999				0								0	(28,890,395)	0
Tax benefit (provision)		0				0								0	0	0
Net Income	$ 0	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (28,890,395)	$ 0
Basic and diluted income per share:
Net income per share available to common shares	$ 0.00	$ 0.54	$ (1.63)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (2.99)	$ 0.00
Basic and diluted weighted average number of shares outstanding		19,850,454				6,037,500								6,037,500	9,654,569	6,037,500